Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Cost and Other Information
The components of lease cost were as follows (in thousands):

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Operating lease cost	$1,046	$3,011
Short-term lease cost	19	138
Sublease income	(304)	(649)
Total lease cost	$761	$2,500
Other information related to leases was as follows (in thousands):

Nine Months Ended September 30, 2021
Cash paid for operating lease liabilities	$3,159
Lease term and discount rate were as follows:

As of September 30, 2021
Weighted-average discount rate	7.12%
Weighted-average remaining lease term (years)	7.88

Schedule of Operating Lease Maturity
Maturities of lease liabilities were as follows as of September 30, 2021 (in thousands):

Year Ending December 31	Amounts
Remainder of 2021	$1,156
2022	4,669
2023	4,700
2024	4,563
2025	4,693
Thereafter	18,209
Total lease payments	37,990
Less: imputed interest	(9,331)
Present value of lease liabilities	28,659
Less: current portion of lease liabilities	(2,726)
Total lease liabilities, noncurrent	$25,933

Schedule of Lease Maturity Under ASC 840
The minimum future lease obligations in each of the years ending December 31 are as follows (in thousands):

Year Ending December 31	Amounts
2021	$4,356
2022	4,303
2023	4,433
2024	4,563
2025	4,693
Thereafter	18,209
Total	$40,557
Under ASC Topic 840, Leases, contractual commitments related to operating leases were as follows as of December 31, 2020 (in thousands):

Year Ending December 31	Amounts
2021	$4,356
2022	4,303
2023	4,433
2024	4,563
2025	4,693
Thereafter	18,209
Total	$40,557